Organization Consolidation and Presentation of Financial Statements	12 Months Ended
Dec. 31, 2011
Organization Consolidation and Presentation of Financial Statements [Abstract]:
Basis of Presentation and General Information [Text Block]
1. Basis of Presentation and General Information:
The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare was formed on April 21, 2008, under the laws of the Republic of Marshall Islands.
Costamare was incorporated as part of a reorganization to acquire the ownership interest in 53 ship-owning companies (the “predecessor companies”) owned by the Konstantakopoulos family (Vasileios Konstantakopoulos and his three sons Messrs. Konstantinos Konstantakopoulos, Achillefs Konstantakopoulos and Christos Konstantakopoulos, together the “Family”). The reorganization was completed in November 2008. On November 4, 2010, Costamare completed its initial public offering in the United States under the United States Securities Act of 1933, as amended. In this respect, 13,300,000 common shares at par value US$0.0001 were issued for US$12.00 per share. The net proceeds of the initial public offering were $145,543. At December 31, 2011, members of the Family owned, directly or indirectly, approximately 77.9% of the outstanding common shares, in the aggregate.
As of December 31, 2010 and 2011, the Company owned and operated a fleet of 43 and 46 container vessels with a total carrying capacity of approximately 218,584 TEU and 233,980 TEU, respectively, through wholly-owned subsidiaries incorporated in the Republic of Liberia, providing worldwide marine transportation services by chartering its container vessels to some of the world's leading liner operators under long, medium and short-term time charters.